Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2023
Personnel Expenses [Abstract]
Disclosure of Detailed Information about Employee Expenses and Head Count

in CHF thousands	2023	2022	2021
Salaries	(27,022)	(27,737)	(25,909)
Share-based compensation (non-cash effective)	(5,207)	(5,088)	(4,085)
Pension costs	(2,632)	(3,192)	(3,059)
Social security costs	(2,201)	(2,399)	(2,535)
Other personnel expenses	(2,954)	(1,473)	(663)
Total year ended December 31	(40,016)	(39,889)	(36,251)

Full-time equivalents and head count	2023	2022	2021
Average number of full-time equivalents	167.8	167.4	158.3
Full-time equivalents at year end	167.5	175.3	163.2
Headcount at year end	182	191	177

Disclosure of Net Defined Benefit Liability (Asset)

in CHF thousands	2023	2022
Defined benefit pension plans
Actuarial assumptions
Discount rate at January 1	2.25%	0.40%
Discount rate at December 31 (1)	1.50%	2.25%
Future salary increases at December 31	2.00%	2.00%
Mortality tables	BVG2020 GT	BVG2020 GT
Date of last actuarial valuation	31.12.2023	31.12.2022
Reconciliation of the amount recognized in the statement of financial position
Defined benefit obligation at December 31	56,347	52,529
Fair value of plan assets at December 31	51,627	50,284
Net defined benefit liability at December 31 (2)	4,720	2,245
Components of defined benefit cost in profit or loss
Current service cost (employer)	2,507	3,137
Past service cost	43	—
Interest expense on defined benefit obligation	1,182	231
Interest income on plan assets	(1,126)	(203)
Administrative cost excl. cost for managing plan assets	26	27
Defined benefit cost recognized in profit or loss	2,632	3,192
thereof service cost and administrative cost	2,576	3,164
thereof net interest expense on the net defined benefit liability	56	28
Reconciliation of net defined benefit liability
Net defined benefit liability at January 1	2,245	6,483
Defined benefit cost recognized in profit or loss (3)	2,632	3,192
Remeasurement of net pension liabilities	1,975	(5,334)
Contributions by the employer (3)	(2,132)	(2,096)
Net defined benefit liability at December 31 (2)	4,720	2,245

Reconciliation of defined benefit obligation
Defined benefit obligation at January 1	52,529	54,461
Interest expenses on defined benefit obligation	1,182	231
Current service cost (employer)	2,507	3,137
Contributions by plan participants	1,344	1,317
Benefits (paid)/deposited	(3,918)	2,032
Past service cost	43	—
Administrative cost (excl. cost for managing plan assets)	26	27
Actuarial (gain)/loss on defined benefit obligation	2,634	(8,676)
Defined benefit obligation at December 31	56,347	52,529
Reconciliation of amount recognized in OCI
Actuarial (gain) / loss on changes in financial assumptions	3,644	(12,222)
Actuarial (gain) / loss on changes in demographic assumptions	(10)	—
Actuarial (gain) / loss arising from experience adjustments	(1,000)	3,546
Actuarial (gain)/loss on defined benefit obligation	2,634	(8,676)
Return on plan assets excluding interest income	(659)	3,342
Remeasurement of net pension liabilities	1,975	(5,334)
Reconciliation of fair value of plan assets
Fair value of plan assets at January 1	50,284	47,979
Interest income on plan assets	1,126	203
Contributions by the employer	2,132	2,096
Contributions by plan participants	1,344	1,317
Benefits (paid)/deposited	(3,918)	2,032
Return on plan assets excl. interest income	659	(3,342)
Fair value of plan assets at December 31	51,627	50,284
Best estimate of contributions of next year
Contributions by the employer	2,156	2,231
Plan asset classes
Cash and cash equivalents	7,684	7,896
Equity instruments	21,810	20,754
Debt instruments (e.g. bonds)	9,047	8,200
Real estate funds	1,821	1,793
Others	1,792	1,748
Total plan assets at fair value (quoted market price)	42,154	40,391
Others	9,473	9,892
Total plan assets at fair value (non-quoted market price)	9,473	9,892
Total plan assets at fair value at December 31	51,627	50,284
thereof entity's own transferable financial instruments	—	—
thereof property occupied or other assets used by the entity	—	—
Sensitivity (4)
Defined benefit obligation at December 31 with discount rate -0.25%	58,683	54,524
Defined benefit obligation at December 31 with discount rate +0.25%	54,179	50,672
Defined benefit obligation at December 31 with interest rate on retirement savings capital -0.25%	55,437	51,699

Defined benefit obligation at December 31 with interest rate on retirement savings capital +0.25%	57,283	53,383
Defined benefit obligation at December 31 with salary increases -0.25%	55,974	52,253
Defined benefit obligation at December 31 with salary increases +0.25%	56,707	52,768
Defined benefit obligation at December 31 with life expectancy +1 year	57,071	53,090
Defined benefit obligation at December 31 with life expectancy -1 year	55,619	51,961
Maturity profile of defined benefit obligation
Weighted average duration of defined obligation in years at December 31	16.2	15.0
Weighted average duration of defined obligation in years at December 31 for active members	16.1	14.8
Weighted average duration of defined obligation in years at December 31 for pensioners	17.3	16.3

(1) Discount rates are based on industry benchmarks related to benefits with a 20 year duration.
(2) In liabilities for employee benefits, as presented in the consolidated statement of financial position included are also TCHF 343 (2022: TCHF 307; 2021: TCHF 257) for accrued sabbatical cost.
(3) The sum of these two positions represent the non-cash effective pension costs recognized in the profit and loss section of the consolidated statement of comprehensive income of which TCHF 390 are research and development costs (2022: TCHF 846; 2021: TCHF 837) and TCHF 110 are selling, general and administrative costs (2022: TCHF 250; 2021: TCHF 235).
(4) For the most important parameters which influence the pension obligation of the Company a sensitivity analysis was performed. The discount rate and the assumption for salary increases were modified by a certain percentage value. Sensitivity on mortality was calculated by changing the mortality with a constant factor for all age groups. With this procedure the Company could change the longevity for most of the age categories by one year longer or shorter than the baseline value.

Disclosure of Defined Benefit Plan, Expense Recognized in Profit or Loss and Other Comprehensive Income
The table below presents the amounts that are reflected in the statement of comprehensive income for the periods indicated:

in CHF thousands	2023	2022	2021

Components of defined benefit cost in profit or loss
Current service cost (employer)	2,507	3,137	3,097
Past service cost	43	—	(94)
Interest expense on defined benefit obligation	1,182	231	114
Interest income on plan assets	(1,126)	(203)	(86)
Administrative cost excl. cost for managing plan assets	26	27	27
Defined benefit cost recognized in profit or loss	2,632	3,192	3,059
thereof service cost and administrative cost	2,576	3,164	3,031
thereof net interest expense on the net defined benefit liability	56	28	28

Reconciliation of amount recognized in OCI
Actuarial (gain) / loss on changes in financial assumptions	3,644	(12,222)	(2,303)
Actuarial (gain) / loss on changes in demographic assumptions	(10)	—	(2,432)
Actuarial (gain) / loss arising from experience adjustments	(1,000)	3,546	(773)
Actuarial (gain)/loss on defined benefit obligation	2,634	(8,676)	(5,508)
Return on plan assets excluding interest income	(659)	3,342	(2,504)
Remeasurement of net pension liabilities	1,975	(5,334)	(8,012)

Disclosure of Conditions and Inputs Used in the Measurement of the Fair Values at Grant Dates
The following table provides the conditions as well as the inputs used in the measurement of the values at grant dates:

RSU/PSU, conditions and assumptions	2023	2022
Nature of arrangement	Grant of PSU/RSU	Grant of PSU/RSU
Grant date RSU	April 4, 2023	April 13, 2022
Grant dates PSU	Jan 1 - Oct 1	Jan 1 - Oct 1
Number of RSU granted	120,144	33,015
Number of PSU granted	1,162,228	307,137
Weighted average exercise price (CHF)	0.10	0.10
Share price (CHF)	3.86 - 6.16	6.55 - 18.88
Vesting period for RSU (years)	1.00	1.00
Full contractual life for RSU (years)	3.00	3.00
Vesting period for PSU (years), Management Board	3.00	3.00
Vesting period for PSU (years), employees excluding Management Board	3.00 (pro-rata annual vesting)	3.00 (pro-rata annual vesting)
Full contractual life for PSU (years)	3.00	3.00
Settlement	Common Shares	Common Shares
Expected volatility on Common shares	67.08 - 77.51	64.69 - 76.84
Risk-free interest rate p. a. (%) / CHF LIBOR / Common shares	(0.24) - 1.17	(0.54) - (0.71)
Expected volatility on NBI	23.36 - 28.66	25.89 - 28.16
Risk-free interest rate p. a. (%) / USD LIBOR / NBI	5.30 - 6.04	0.58 - 4.78
Expected volatility on SPI	13.20 - 17.27	15.57 - 17.02
Risk-free interest rate p. a. (%) / CHF LIBOR / SPI	(0.24) - 1.17	(0.54) - (0.71)
Expected dividend (CHF)	—	—
Weighted average fair value of rights granted (CHF)	5.20	17.08
Latest expiry date	Sep 30, 2026	Sep 30, 2025
Valuation model	Monte Carlo	Monte Carlo

Disclosure of Movements in the Number of Share Options
The movements in the number of all issued RSUs, PSUs and share options are as follows:

Share option / PSU / RSU movements	Total (numbers)	Weighted average exercise price (CHF)	Options (numbers)	Weighted average exercise price (CHF)	PSU/RSU (numbers)	Weighted average exercise price (CHF)
Balance outstanding at December 31, 2021	962,022	2.35	318,902	6.87	643,120	0.10
Granted	340,152	0.10	—	—	340,152	0.10
(Performance adjustment) (1)	—	0.10	—	—	—	0.10
(Forfeited) (2)	(63,990)	0.10	—	—	(63,990)	0.10
(Expired)	(3,220)	5.40	(3,220)	5.40	—	—
(Exercised options, vested PSU / RSU) (3)	(252,058)	1.00	(33,577)	6.85	(218,481)	0.10
Balance outstanding at December 31, 2022	982,906	2.05	282,105	6.89	700,801	0.10
Granted	1,282,372	0.10	—	—	1,282,372	0.10
(Performance adjustment) (1)	(79,703)	0.10	—	—	(79,703)	0.10
(Forfeited) (2)	(63,218)	0.10	—	—	(63,218)	0.10
(Expired)	—	—	—			—
(Exercised options, vested PSU / RSU) (3)	(309,591)	0.10	—		(309,591)	0.10
Balance outstanding at December 31, 2023	1,812,766	1.16	282,105	6.89	1,530,661	0.10

(1) Performance adjustments indicate forfeitures due to non-market performance conditions not achieved
(2) Forfeited due to service conditions not fulfilled
(3) The weighted average share prices at the dates of exercising options during the year 2022 amounted to CHF 22.35
Disclosure of Movements in the Number of PSUs and RSUs
The movements in the number of all issued RSUs, PSUs and share options are as follows:

Share option / PSU / RSU movements	Total (numbers)	Weighted average exercise price (CHF)	Options (numbers)	Weighted average exercise price (CHF)	PSU/RSU (numbers)	Weighted average exercise price (CHF)
Balance outstanding at December 31, 2021	962,022	2.35	318,902	6.87	643,120	0.10
Granted	340,152	0.10	—	—	340,152	0.10
(Performance adjustment) (1)	—	0.10	—	—	—	0.10
(Forfeited) (2)	(63,990)	0.10	—	—	(63,990)	0.10
(Expired)	(3,220)	5.40	(3,220)	5.40	—	—
(Exercised options, vested PSU / RSU) (3)	(252,058)	1.00	(33,577)	6.85	(218,481)	0.10
Balance outstanding at December 31, 2022	982,906	2.05	282,105	6.89	700,801	0.10
Granted	1,282,372	0.10	—	—	1,282,372	0.10
(Performance adjustment) (1)	(79,703)	0.10	—	—	(79,703)	0.10
(Forfeited) (2)	(63,218)	0.10	—	—	(63,218)	0.10
(Expired)	—	—	—			—
(Exercised options, vested PSU / RSU) (3)	(309,591)	0.10	—		(309,591)	0.10
Balance outstanding at December 31, 2023	1,812,766	1.16	282,105	6.89	1,530,661	0.10

(1) Performance adjustments indicate forfeitures due to non-market performance conditions not achieved
(2) Forfeited due to service conditions not fulfilled
(3) The weighted average share prices at the dates of exercising options during the year 2022 amounted to CHF 22.35
Disclosure of Exercise Prices, Number and Weighted Average Remaining Contractual Life of Outstanding Instruments
The following table applies to all share options, PSUs and RSUs outstanding at December 31, 2023:

Exercise price CHF	Options / PSU/RSU (number)	Remaining life (years)	Thereof exercisable options
Options
6.06	15,450	0.4	15,450
6.94	266,655	0.7	266,655
PSU/RSU
0.10	1,530,661	1.4
Total	1,812,766		282,105
The following table applies to all share options, PSUs and RSUs outstanding at December 31, 2022:

Exercise price CHF	Options / PSU/RSU (number)	Remaining life (years)	Thereof exercisable options
Options
6.06	15,450	1.4	15,450
6.94	266,655	1.7	266,655
PSU/RSU
0.10	700,801	1.1
Total	982,906		282,105

Disclosure of Non-Cash Costs for Share-Based Payments by Functions
The non-cash costs for share-based payments recognized in the statement of comprehensive income can be attributed to the Group’s two functions as follows:

in CHF thousands	2023	2022	2021
Research and development	3,057	3,010	2,208
Selling, general and administrative	2,150	2,078	1,877
Total year ended December 31	5,207	5,088	4,085